S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Apr. 27, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Philip Kassin
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chief Executive Officer and Director